13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income Oci Tables
ACCUMULATED OTHER COMPREHENSIVE INCOME
	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012

Accumulated OCI, beginning of year:
Currency translation adjustment	$3,253,019	$1,901,351
	$3,253,019	$1,901,351

Other comprehensive income (loss) for the year:
Currency translation adjustments	$(583,198)	$1,145,471
	$(583,198)	$1,145,471

Accumulated OCI, end of year:
Currency translation adjustment	$2,669,821	$3,046,822
	$2,669,821	$3,046,822